INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 327,707
Opening Balance - Liabilities	2,104,611
Closing balance - Assets	609,829	$ 327,707
Closing balance - Liabilities	2,064,886	2,104,611
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	2,104,611	2,027,185	$ 1,800,705
Deferred tax Income (Expenses)	25,783	66,979	238,484
Deferred tax of items charged to equity	(2,213)	2,704
Deferred tax of items charged to other comprehensive income			609
Decrease through loss of control in subsidiary			(4,641)
Increase (decrease) through Business Combination	208
Decrease due to classification to held for sale	(75,805)
Increase (decrease) Net exchange differences	12,302	7,743	(7,972)
Closing balance - Liabilities	2,064,886	2,104,611	2,027,185
Liabilities Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	17,896
Closing balance - Assets	14,008	17,896
Investments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	0
Closing balance - Assets	78,061	0
Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	25,904
Closing balance - Assets	25,726	25,904
Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	45,919
Opening Balance - Liabilities	1,415,173
Closing balance - Assets	80,410	45,919
Closing balance - Liabilities	1,394,892	1,415,173
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,415,173	1,281,546	1,020,282
Deferred tax Income (Expenses)	(9,894)	130,377	264,397
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			(121)
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	(15,638)
Increase (decrease) Net exchange differences	5,251	3,250	(3,012)
Closing balance - Liabilities	1,394,892	1,415,173	1,281,546
Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	13,517
Closing balance - Assets	12,319	13,517
Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	53,347
Opening Balance - Liabilities	33,749
Closing balance - Assets	82,535	53,347
Closing balance - Liabilities	46,975	33,749
Financial Instruments [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	33,749	25,334	26,755
Deferred tax Income (Expenses)	15,439	5,712	(2,030)
Deferred tax of items charged to equity	(2,213)	2,704
Deferred tax of items charged to other comprehensive income			609
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	0	(1)	0
Closing balance - Liabilities	46,975	33,749	25,334
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	110,526
Closing balance - Assets	233,466	110,526
Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,942
Opening Balance - Liabilities	56,531
Closing balance - Assets	25,011	20,942
Closing balance - Liabilities	57,619	56,531
Inventory [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	56,531	46,336	32,567
Deferred tax Income (Expenses)	1,059	10,272	15,131
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			(1,395)
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	29	(77)	33
Closing balance - Liabilities	57,619	56,531	46,336
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	9,941
Closing balance - Assets	16,807	9,941
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	2,472
Closing balance - Assets	2,384	2,472
Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	1,466
Opening Balance - Liabilities	10,173
Closing balance - Assets	35	1,466
Closing balance - Liabilities	10,420	10,173
Intangible revaluation [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	10,173	12,511	14,826
Deferred tax Income (Expenses)	(311)	(2,648)	(1,908)
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	558	310	(407)
Closing balance - Liabilities	10,420	10,173	12,511
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	25,777
Opening Balance - Liabilities	23,237
Closing balance - Assets	39,067	25,777
Closing balance - Liabilities	42,551	23,237
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	23,237	18,204	19,608
Deferred tax Income (Expenses)	18,224	4,520	(1,173)
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			(179)
Increase (decrease) through Business Combination	208
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	882	513	(52)
Closing balance - Liabilities	42,551	23,237	18,204
Biological Assets [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	527,988
Closing balance - Liabilities	475,592	527,988
Biological Assets [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	527,988	605,166	644,348
Deferred tax Income (Expenses)	2,157	(80,917)	(31,706)
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			(2,946)
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	(60,167)
Increase (decrease) Net exchange differences	5,614	3,739	(4,530)
Closing balance - Liabilities	475,592	527,988	605,166
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	37,760
Closing balance - Liabilities	36,837	37,760
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	37,760	38,088	42,319
Deferred tax Income (Expenses)	(891)	(337)	(4,227)
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	(32)	9	(4)
Closing balance - Liabilities	36,837	37,760	38,088
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	327,707	287,017	342,860
Deferred tax Income (Expenses)	129,797	79,716	(84,132)
Deferred tax of items charged to equity	153,304	(42,480)
Deferred tax of items charged to other comprehensive income			31,500
Decrease through loss of control in subsidiary			(283)
Increase (decrease) through Business Combination	3,516
Decrease due to classification to held for sale	(8,399)
Increase (decrease) Net exchange differences	3,904	3,454	(2,928)
Closing balance - Assets	609,829	327,707	287,017
Deferred Tax Assets [Member] | Liabilities Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	17,896	13,987
Deferred tax Income (Expenses)	(3,993)	3,767
Deferred tax of items charged to equity	0	0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	(280)
Increase (decrease) Net exchange differences	385	142
Closing balance - Assets	14,008	17,896	13,987
Deferred Tax Assets [Member] | Investments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	0
Deferred tax Income (Expenses)	(57,110)
Deferred tax of items charged to equity	135,171
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	0
Closing balance - Assets	78,061	0
Deferred Tax Assets [Member] | Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	25,904	19,738	22,026
Deferred tax Income (Expenses)	(924)	745	(2,667)
Deferred tax of items charged to equity	736	5,403
Deferred tax of items charged to other comprehensive income			438
Decrease through loss of control in subsidiary			(56)
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	10	18	(3)
Closing balance - Assets	25,726	25,904	19,738
Deferred Tax Assets [Member] | Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets		5,730	5,042
Deferred tax Income (Expenses)			745
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) Net exchange differences			(57)
Closing balance - Assets			5,730
Deferred Tax Assets [Member] | Accrued Liability [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets		8,257	8,107
Deferred tax Income (Expenses)			179
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			(24)
Increase (decrease) Net exchange differences			(5)
Closing balance - Assets			8,257
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	45,919	32,480	24,397
Deferred tax Income (Expenses)	34,370	13,439	8,083
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	121	0	0
Closing balance - Assets	80,410	45,919	32,480
Deferred Tax Assets [Member] | Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	13,517	8,564	14,193
Deferred tax Income (Expenses)	(1,907)	4,664	(5,193)
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	709	289	(436)
Closing balance - Assets	12,319	13,517	8,564
Deferred Tax Assets [Member] | Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	53,347	108,910	79,765
Deferred tax Income (Expenses)	15,191	(8,024)	(1,572)
Deferred tax of items charged to equity	17,397	(47,883)
Deferred tax of items charged to other comprehensive income			31,062
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	(3,986)
Increase (decrease) Net exchange differences	586	344	(345)
Closing balance - Assets	82,535	53,347	108,910
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	110,526	24,972	126,405
Deferred tax Income (Expenses)	121,522	83,930	(99,915)
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			(207)
Increase (decrease) through Business Combination	3,516
Decrease due to classification to held for sale	(3,387)
Increase (decrease) Net exchange differences	1,289	1,624	(1,311)
Closing balance - Assets	233,466	110,526	24,972
Deferred Tax Assets [Member] | Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	20,942	18,793	7,964
Deferred tax Income (Expenses)	4,047	2,120	10,854
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	(50)
Increase (decrease) Net exchange differences	72	29	(25)
Closing balance - Assets	25,011	20,942	18,793
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	9,941	19,323	7,905
Deferred tax Income (Expenses)	6,859	(9,408)	11,427
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	7	26	(9)
Closing balance - Assets	16,807	9,941	19,323
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	2,472	4,625	2,427
Deferred tax Income (Expenses)	(90)	(2,155)	2,213
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	0
Increase (decrease) Net exchange differences	2	2	(15)
Closing balance - Assets	2,384	2,472	4,625
Deferred Tax Assets [Member] | Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	1,466	2,301	3,713
Deferred tax Income (Expenses)	(1,055)	(1,013)	(1,207)
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	(457)
Increase (decrease) Net exchange differences	81	178	(205)
Closing balance - Assets	35	1,466	2,301
Deferred Tax Assets [Member] | Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	0	8,996	20,898
Deferred tax Income (Expenses)		(8,996)	(11,902)
Deferred tax of items charged to equity		0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			0
Increase (decrease) Net exchange differences		0	0
Closing balance - Assets		0	8,996
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	25,777	24,328	20,018
Deferred tax Income (Expenses)	12,887	647	4,823
Deferred tax of items charged to equity	0	0
Deferred tax of items charged to other comprehensive income			0
Decrease through loss of control in subsidiary			4
Increase (decrease) through Business Combination	0
Decrease due to classification to held for sale	(239)
Increase (decrease) Net exchange differences	642	802	(517)
Closing balance - Assets	$ 39,067	$ 25,777	$ 24,328